Document and Entity Information	Apr. 29, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 29, 2024
Entity Registrant Name	CORNER GROWTH ACQUISITION CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-39814
Entity Tax Identification Number	98-1563902
Entity Address Address Line 1	251 Lytton Avenue
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Palo Alto
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94301
City Area Code	650
Local Phone Number	543-8180
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001829953
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant [Member]
Document Information [Line Items]
Security 12b Title	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	COOLU
Security Exchange Name	NASDAQ
Class A Ordinary Shares included as part of the units [Member]
Document Information [Line Items]
Security 12b Title	Class A Ordinary Shares included as part of the units
Trading Symbol	COOL
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Security 12b Title	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	COOLW
Security Exchange Name	NASDAQ